Intangible Assets, Net - Schedule of Future Amortization for the Intangible Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Amortization for the Intangible Assets [Abstract]
2025	$ 449
2026	445
2027	400
2028	340
2029	338
Thereafter	9,441
Total	$ 11,413